Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Condensed Parent Company Balance Sheets	Condensed parent company balance sheets:
	December 31, 2023	December 31, 2022
ASSETS:
Cash and cash equivalents	$7,676,349	$23,091,162
Due from intercompany and others	10,805,488	11,005,498
TOTAL CURRENT ASSETS	18,481,837	34,096,660
Other non-current assets	-	-
Investment in subsidiaries, VIE, and VIEs’ subsidiaries	180,681,532	159,855,586
TOTAL ASSETS	$199,163,369	$193,952,246
LIABILITIES
CURRENT LIABILITIES
Accrued expenses and other liabilities	$364,498	$8,320,441
TOTAL CURRENT LIABILITIES	364,498	8,320,441
Commitments and contingencies
Shareholders’ equity*
Class A common stock, $0.01 par value, 30,000,000 and 30,000,000 shares authorized, 4,017,596 and 4,006,263 shares issued and 3,952,865 and 3,944,075 shares outstanding as of December 31, 2023 and 2022 respectively.	40,176	40,063
Class B common stock, $0.01 par value, 1,000,000 shares authorized, no shares issued and outstanding.	-	-
Treasury shares, at cost	(261,592)	(355,844)
Additional paid-in capital	130,535,082	130,503,387
Retained earnings	68,395,637	53,214,304
Statutory reserve	11,564,250	9,167,845
Accumulated other comprehensive loss	(11,474,682)	(6,937,950)
Total shareholders’ equity	198,798,871	185,631,805
Total liabilities and shareholders’ equity	$199,163,369	$193,952,246
*	The financial statements give retroactive effect to the May 18, 2023 one-for-ten reverse share split.

Schedule of Condensed Statements of Comprehensive Income (Loss)	Condensed statements of comprehensive income (loss)
	For the year ended December 31,
	2023	2022	2021

Intercompany revenue	$-	$2,939,975	$-
General and administrative	(474,664)	(1,421,470)	(3,071,681)
Other income (expense)	(67,815)	23,111	-
Share of profit in subsidiaries, VIEs and VIEs’ subsidiaries	18,120,217	16,079,196	33,452,042
Net income	17,577,738	17,620,812	30,380,361
Foreign currency translation adjustment	(4,536,797)	(12,576,380)	2,039,011
Comprehensive income	13,040,941	5,044,432	32,419,372
Comprehensive loss attributable to non-controlling interests	65	6,231	2,051
Comprehensive income attributable to shareholders	$13,041,006	$5,050,663	$32,421,423

Schedule of Condensed Statement of Cash Flows	Condensed statement of cash flows
	For the year ended December 31,
	2023	2022	2021

Cash flows from operating activities:
Net income	$17,577,738	$17,620,812	$30,380,361
Adjustments to reconcile net income (loss) to net cash used in operating activities	-	-	-
Share of profit in subsidiaries, VIEs and VIEs’ subsidiaries	(18,120,217)	(16,079,196)	(33,449,939)
Shares-based compensation	31,808	310,630	570,000
Due from intercompany and others	-	(4,000,000)	(364)
Net cash (used in) operating activities	(510,671)	(2,147,754)	(2,499,942)

Cash flows from investing activities:
Payments made for investment in subsidiaries	(6,969,429)	(40,202,189)	-
Net cash (used in) investing activities	(6,969,429)	(40,202,189)	-

Cash flows from financing activities:
Proceeds from issuance of shares and warrants	-	-	70,794,465
Repayment of related party loans	(8,028,965)	(2,500,000)	-
Purchase of treasury shares	94,252	(355,844)	-
Net cash (used in) provided by financing activities	(7,934,713)	(2,855,844)	70,794,465
Net (decrease) increase in cash and cash equivalents	(15,414,813)	(45,205,787)	68,294,523
Cash and cash equivalents at beginning of the year	23,091,162	68,296,949	2,426
Cash and cash equivalents at end of the year	$7,676,349	$23,091,162	$68,296,949